Balances and transactions with related parties: Compensation of key personnel (Details) - Key Management - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related parties:
Short term salaries and other benefits paid to key personnel	$ 204,913	$ 171,595	$ 166,922
Fees paid to the Board of Directors and Committees	8,698	10,261	8,671
Amounts payable, related party transactions	0	0	0
Aerostar
Related parties:
Short term salaries and other benefits paid to key personnel	99,962	70,026	77,419
Airplan
Related parties:
Short term salaries and other benefits paid to key personnel	$ 19,543	$ 16,871	$ 64,795